Accounts Receivable (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Aging Analysis of Accounts Receivable, Net of Loss Allowance
Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2019 Million	December 31, 2018 Million
Within 30 days	14,353	11,160
31 - 60 days	3,789	3,680
61 - 90 days	3,035	2,358
90 days - 1 year	9,575	7,649
Over 1 year	1,942	1,693

	32,694	26,540

Summary of Changes in Loss Allowance of Accounts Receivable
The following table summarizes the changes in impairment loss allowance of accounts receivable:

	2019	2018
	Million	Million
As of January 1	7,269	5,863
Credit loss recognized	5,833	4,480
Accounts receivable written off	(3,545)	(3,074)

As of December 31	9,557	7,269